Digital assets - Schedule of fair value hierarchy (Details) - USD ($) $ in Millions	Mar. 31, 2025	Dec. 31, 2024
Level 1 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital Assets Cost	$ 0	$ 0
Level 2 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital Assets Cost	2,742,403	861,230
Level 3 of fair value hierarchy [member]
Digital assets - Schedule of fair value hierarchy (Details) [Line Items]
Digital Assets Cost	$ 0	$ 0